Note 11 - Impairment Loss on Trade Receivables (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables		$ 181	[1]

[1]	Restated, refer note 4(a).